Revenue - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment charges	$ 53
Maximum exposure to credit risk	438		$ 501
Non-SVC contract asset [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment charges	20
SVC contract asset [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment charges	33
System Fund [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase decrease in revenue of central segment	20	$ 18
Increase decrease in operating profit of central segment	21	$ 22
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment charges	42
Maximum exposure to credit risk	212		275
EMEAA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment charges	11
Maximum exposure to credit risk	183		172
Performance Guarantees [member] | Financial guarantee contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Maximum exposure to credit risk	$ 72		$ 85